Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
(4)	Income Taxes

The Company is subject to income tax in Australia and is required to pay taxes on its Australian profits. As provided under the Australian income tax laws, the Company and its wholly owned resident subsidiary have formed a tax-consolidated group. Universal Biosensors, Inc. is required to lodge U.S. federal income tax returns. It currently is in a tax loss situation.

A reconciliation of the (benefit)/provision for income taxes with the amount computed by applying the Australian statutory company tax rate of 30% to the profit/(loss) before income taxes is as follows:

	Years ended December 31,
	2014		2013		2012
	A$	%	A$	%	A$	%
Profit/(loss) before income taxes	(9,316,127)		(11,633,807)		(9,131,222)
Computed by applying income tax rate of home jurisdiction	(2,794,838)	30	(3,490,142)	30	(2,739,367)	30
Research & development incentive	2,502,701	(27)	3,613,149	(31)	(1,268,040)	14
Disallowed expenses/(income):
Share based payment	(188,360)	2	177,280	(2)	279,278	(3)
Other	3,136	0	6,697	0	8,425	0
Change in valuation allowance	477,361	(5)	(306,984)	3	3,719,704	(41)

Income tax expense/(benefit)	0	0	0	0	0	0

The components of our loss before income taxes as either domestic or foreign is as follows:

	As of December 31,
	2014 A$	2013 A$	2012 A$

Foreign	—	3	1,523
Domestic (Australia)	(9,316,127)	(11,633,810)	(9,132,745)

	(9,316,127	(11,633,807	(9,131,222

Significant component of the Company’s deferred tax assets are shown below:

	As of December 31,
	2014 A$	2013 A$
Deferred tax assets:
Operating loss carry forwards	12,514,104	18,788,802
Unamortized capital raising cost	(1,366,548)	115,185
Depreciation and amortization	1,652,825	1,294,282
Asset retirement obligations	345,519	764,978
Employee entitlements	401,074	394,181
Other	3,489,477	2,055,885

Total deferred tax assets	17,036,451	23,413,313
Valuation allowance for deferred tax assets	(17,036,451)	(23,413,313)

Net deferred tax asset	0	0

Significant components of deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. A valuation allowance has been established, as realization of such assets is not more likely than not.

At December 31, 2014 the Company has A$41,713,681 (A$42,964,339 at December 31, 2013) of accumulated tax losses available for carry forward against future earnings, which under Australian tax laws do not expire but may not be available under certain circumstances. UBI has US tax losses available for carry forward against future earnings of US$1,011,321 as of December 31, 2014 and 2013.